Baird Small/Mid Cap Growth Fund
Schedule of Investments, September 30, 2019 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	1,026	$128,127	0.9%
Kratos Defense & Security Solutions, Inc. (1)	7,725	143,646	1.0%
		271,773	1.9%
Auto Components
Visteon Corp. (1)	1,608	132,724	0.9%
Banks
Western Alliance Bancorp	4,165	191,923	1.3%
Beverages
Primo Water Corp. (1)	9,412	115,579	0.8%
Biotechnology
Exact Sciences Corp. (1)	2,520	227,732	1.6%
Heron Therapeutics, Inc. (1)	3,617	66,915	0.4%
		294,647	2.0%
Building Products
Trex Co, Inc. (1)	2,302	209,321	1.4%
Capital Markets
MarketAxess Holdings, Inc.	641	209,928	1.4%
Construction & Engineering
MasTec, Inc. (1)	4,142	268,940	1.8%
Containers & Packaging
AptarGroup, Inc.	2,947	349,072	2.4%
Distributors
Pool Corp.	2,099	423,368	2.9%
Diversified Consumer Services
Grand Canyon Education, Inc. (1)	2,199	215,942	1.5%
Electronic Equipment, Instruments & Components
CDW Corp.	2,501	308,224	2.1%
Dolby Laboratories, Inc. - Class A	2,306	149,060	1.0%
Keysight Technologies, Inc. (1)	1,585	154,141	1.1%
Littelfuse, Inc.	927	164,366	1.1%
		775,791	5.3%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	6,695	223,412	1.5%
Food Products
Calavo Growers, Inc.	2,345	223,198	1.5%
Lamb Weston Holdings, Inc.	2,509	182,454	1.3%
		405,652	2.8%
Health Care Equipment & Supplies
ABIOMED, Inc. (1)	734	130,571	0.9%
Cooper Cos., Inc.	1,156	343,332	2.4%
Insulet Corp. (1)	2,443	402,925	2.8%
Integra LifeSciences Holdings Corp. (1)	4,898	294,223	2.0%
iRhythm Technologies, Inc. (1)	2,047	151,703	1.0%
Novocure Ltd. (1)(2)	3,178	237,651	1.6%
Tactile Systems Technology, Inc. (1)	3,370	142,618	1.0%
		1,703,023	11.7%
Health Care Providers & Services
LHC Group, Inc. (1)	1,234	140,133	1.0%
Health Care Technology
Phreesia, Inc. (1)	5,822	141,125	1.0%
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	816	185,689	1.3%
Insurance
Kinsale Capital Group, Inc.	4,056	419,025	2.9%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	4,881	275,777	1.9%
IT Services
Broadridge Financial Solutions, Inc.	3,174	394,940	2.7%
EPAM Systems, Inc. (1)	2,093	381,596	2.6%
Euronet Worldwide, Inc. (1)	1,780	260,414	1.8%
LiveRamp Holdings, Inc. (1)	2,568	110,321	0.7%
WNS Holdings Ltd. (1)(2)	4,194	246,398	1.7%
		1,393,669	9.5%
Life Sciences Tools & Services
PRA Health Sciences, Inc. (1)	2,594	257,403	1.8%
Machinery
Gardner Denver Holdings, Inc. (1)	5,349	151,323	1.0%
IDEX Corp.	2,427	397,737	2.7%
Toro Co.	3,617	265,126	1.8%
		814,186	5.5%
Media
Cable One, Inc.	290	363,863	2.5%
New York Times Co.	6,534	186,088	1.3%
		549,951	3.8%
Multiline Retail
Ollie's Bargain Outlet Holdings, Inc. (1)	1,570	92,065	0.6%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	1,794	229,883	1.6%
Professional Services
TransUnion	2,320	188,175	1.3%
Road & Rail
Schneider National, Inc.	4,708	102,258	0.7%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	1,489	231,733	1.6%
Software
Coupa Software, Inc. (1)	1,304	168,959	1.1%
Descartes Systems Group, Inc. (1)(2)	4,517	182,080	1.2%
Fair Isaac Corp. (1)	1,042	316,269	2.2%
HubSpot, Inc. (1)	946	143,423	1.0%
Proofpoint, Inc. (1)	1,593	205,577	1.4%
Q2 Holdings, Inc. (1)	3,130	246,863	1.7%
Rapid7, Inc. (1)	1,799	81,657	0.5%
RingCentral, Inc. (1)	1,643	206,459	1.4%
Tyler Technologies, Inc. (1)	1,036	271,950	1.9%
Upland Software, Inc. (1)	5,751	200,480	1.4%
		2,023,717	13.8%
Specialty Retail
Burlington Stores, Inc. (1)	1,472	294,134	2.0%
Five Below, Inc. (1)	1,297	163,552	1.1%
		457,686	3.1%
Textiles, Apparel & Luxury Goods
Crocs, Inc. (1)	7,980	221,525	1.5%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (1)	2,714	200,890	1.4%
Watsco, Inc.	1,459	246,834	1.7%
		447,724	3.1%
Total Common Stocks (Cost $12,319,478)		13,962,819	95.6%

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 1.89% (3)	772,271	772,271	5.3%
Total Short-Term Investment (Cost $772,271)		772,271	5.3%
Total Investments (Cost $13,091,749)		14,735,090	100.9%
Liabilities in Excess of Other Assets		(132,329)	(0.9)%
TOTAL NET ASSETS		$14,602,761	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$13,962,819	$–	$–	$13,962,819
Total Equity	13,962,819	–	–	13,962,819
Short-Term Investment
Money Market Mutual Fund	772,271	–	–	772,271
Total Short-Term Investment	772,271	–	–	772,271
Total Investments*	$14,735,090	$–	$–	$14,735,090

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.